Currency Gains / (Losses) (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Currency Gains and Losses Included in Income from Operations

Currency gains and losses, which are included in Income from operations, are as follows:

(in millions of Euros)	Notes	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Included in Revenue	22	2	—	—
Included in Cost of sales		(4)	4	13
Included in Other gains / (losses)—net		(4)	(3)	(50)

Total		(6)	1	(37)

Realized exchange losses on foreign currency derivatives—net	22	(15)	(46)	(37)
Unrealized gains /(losses) on foreign currency derivatives—net	22	17	40	(10)
Exchanges (losses)/gains from the remeasurement of monetary assets and liabilities—net		(8)	7	10

Total		(6)	1	(37)

Summary of Foreign Currency Translation Reserve

Foreign currency translation reserve

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016
Foreign currency translation reserve at January 1	12	6
Effect of currency translation differences—net	(19)	6

Foreign currency translation reserve at December 31	(7)	12